Chartered-in Vessels - Commitment Under Capital Leases (Details) $ in Thousands	Dec. 31, 2022 USD ($) lease	Dec. 31, 2021 lease
Capital Leased Assets [Line Items]
Number of vessels | lease	9
Commitment
2020	$ 211,320
2021	206,537
2022	231,246
2023	440,527
2024	359,221
Thereafter	$ 650,208
Number of lessors | lease	19
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of vessels | lease	9	9
Commitment
Lease liability payment	$ 2,100,000